Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 105,168
Additions	13,204
Disposals	(141)
Depreciation provided during the period	(5,303)
Exchange realignment	(1,950)
Transfers	0
Property, plant and equipment, ending balance	110,978
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	130,377
Property, plant and equipment, ending balance	140,232
Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(25,209)
Property, plant and equipment, ending balance	$ (29,254)